UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23084

Series Portfolios Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Ryan Roell, President
Series Portfolios Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Ave, 5th Fl
Milwaukee, WI  53202
(Name and address of agent for service)

(414) 765-6839
Registrant's telephone number, including area code

Date of fiscal year end: August 31, 2022

Date of reporting period:  February 28, 2022

Item 1. Reports to Stockholders.

(a)

Geneva SMID Cap Growth Fund

Institutional Class – GCSVX

SEMI-ANNUAL REPORT
February 28, 2022

GENEVA SMID CAP GROWTH FUND

Dear Shareholders:

Geneva Capital Management LLC (“Geneva”), a U.S. registered investment adviser, is the adviser to the Geneva SMID Cap Growth Fund. Since inception of the Fund on September 3, 2021, the Geneva SMID Cap Growth Fund returned -17.10% vs -17.47% for the Russell 2500 Growth Index, outperforming by 0.37%.

Since inception of the fund US growth equity markets have been challenged. In our view, the weakness in markets can be attributed to a general risk aversion from the geopolitical events unfolding in Eastern Europe, the hawkish comments from the US Federal Reserve and the ongoing struggle with high inflation here in the US and abroad. The Fed is intent on fighting inflation and normalizing the balance sheet; this will most likely result in numerous rate increases in 2022 and market pundits are currently expecting the Fed Funds rate to end the year north of 2%. All this while US consumer sentiment hits its lowest levels in nearly a decade and growth in the US slows. In addition to these issues is the ongoing conflict in Ukraine and the unknown impacts from sanctions or a possible escalation. The Fed needs to keep these risks in mind when adjusting policy for fear that being too aggressive combined with the negative economic implications of the crisis in Ukraine could send the US into a recession. This is why now more than ever we believe its important to invest in high quality companies that have great management teams, conservative balance sheets and high historically consistent growth rates.

At the Fund level, the absolute performance was weak due to holdings in the real estate, healthcare and technology industries but this was also the case in the benchmark. The relative strength of the Fund versus the benchmark was driven by strong stock selection in the healthcare, consumer staples and financials industries. Detracting from relative performance during the period were real estate, technology and industrials. At the stock level the top relative contributors were Signature Bank, Bottomline Technologies and STAAR Surgical. The greatest detractors from relative performance were EPAM Systems, Masimo and CoStar Group.

The performance shown represents past performance. Past performance is no guarantee of future results.

Mutual Fund investing involves risk. Principal loss is possible. Small- and Mid- capitalization companies tend to have limited liquidity and greater price volatility than large-capitalization companies.

The opinions expressed are subject to change at any time, are not guaranteed, and should not be considered investment advice.

The specific securities identified and described do not represent all of the securities purchased, sold, or recommended for the Fund and no assumptions should be made that the securities identified and discussed were or will be profitable. Fund holdings and sector allocations are subject to change at any time and should not be considered recommendations to buy or sell any security. Current and future holdings are subject to risk. Please see the Schedule of Investments in this report for a full list of holdings.

The Russell 2500® Growth Index measures the performance of the SMID-Cap Growth segment of the U.S. equity universe. It includes those Russell 2500® Growth companies with higher price-to-book ratios and higher forecasted growth values. The index is unmanaged, and one cannot invest directly in it.

Must be preceded or accompanied by the Fund’s current prospectus.

The Geneva SMID Cap Growth Fund is distributed by Quasar Distributors, LLC

GENEVA SMID CAP GROWTH FUND

Expense Example (Unaudited)
February 28, 2022

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund specific expenses. The expense example is intended to help the shareholder understand ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the most recent six-month period.

The Actual Expenses comparison provides information about actual account values and actual expenses. A shareholder may use the information in this line, together with the amount invested, to estimate the expenses paid over the period. A shareholder may divide his/her account value by $1,000 (e.g., an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses paid on his/her account during this period.

The Hypothetical Example for Comparison Purposes provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid for the period. A shareholder may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, a shareholder would compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemptions fees or exchange fees. Therefore, the Hypothetical Example for Comparisons Purposes is useful in comparing ongoing costs only, and will not help to determine the relevant total costs of owning different funds. In addition, if these transactional costs were included, shareholder costs would have been higher.

	Annualized Net	Beginning	Ending	Expenses Paid
	Expense Ratio	Account Value	Account Value	During Period(1)
	(2/28/2022)	(9/3/2021)	(2/28/2022)	(9/3/2021 to 2/28/2022)
Institutional Class
Actual(2)	0.85%	$1,000.00	$ 829.00	$3.79
Hypothetical
(5% annual return before expenses)	0.85%	$1,000.00	$1,020.24	$4.19

(1)	Expenses are equal to the Fund’s annualized expense ratio for the period multiplied by the average account value over the period, multiplied by 179/365 to reflect the period since inception.
(2)	Based on the actual returns for the period from September 3, 2021 through February 28, 2022, of -17.10% for the Institutional Class.

GENEVA SMID CAP GROWTH FUND

Allocation of Portfolio(1) (Unaudited)
As of February 28, 2022
(% of Net Assets)

Top 10 Equity Holdings(1) (Unaudited)
As of February 28, 2022
(% of Net Assets)

Pool Corporation	5.43%
Monolithic Power Systems, Inc.	4.82%
Copart, Inc.	4.38%
Fair Isaac Corporation	4.35%
Exponent, Inc.	4.31%
Advanced Drainage Systems, Inc.	4.19%
ExlService Holdings, Inc.	4.14%
Church & Dwight Company, Inc.	3.37%
Keysight Technologies, Inc.	3.28%
Repligen Corporation	3.20%

(1)	Fund Holdings and Sector allocations are subject to change at any time and are not recommendations to buy or sell any security.

GENEVA SMID CAP GROWTH FUND

Schedule of Investments (Unaudited)
February 28, 2022

	Shares	Value
COMMON STOCKS – 99.37%

Apparel Retailers – 2.65%
Burlington Stores, Inc. (a)	211	$47,663

Banks – 5.55%
Pacific Premier Bancorp, Inc.	1,110	42,968
Signature Bank	165	56,907
		99,875

Building Climate Control – 5.44%
AAON, Inc.	882	51,650
Watsco, Inc.	169	46,147
		97,797

Building Materials Other – 3.14%
Trex Company, Inc. (a)	615	56,482

Building, Roofing/Wallboard and Plumbing – 4.19%
Advanced Drainage Systems, Inc.	645	75,284

Computer Services – 1.68%
EPAM Systems, Inc. (a)	145	30,124

Consumer Services Miscellaneous – 4.38%
Copart, Inc. (a)	641	78,766

Defense – 2.12%
Axon Enterprise, Inc. (a)	272	38,148

Diversified Retailers – 0.87%
Ollie’s Bargain Outlet Holdings, Inc. (a)	364	15,717

Education Services – 2.06%
Bright Horizons Family Solutions, Inc. (a)	283	36,971

Electronic Equipment Gauges and Meters – 3.28%
Keysight Technologies, Inc. (a)	375	59,014

The accompanying notes are an integral part of these financial statements.

GENEVA SMID CAP GROWTH FUND

Schedule of Investments (Unaudited) – Continued
February 28, 2022

	Shares	Value
Engineering and Contracting Services – 4.31%
Exponent, Inc.	817	$77,419

Health Care Services – 2.60%
LHC Group, Inc. (a)	343	46,706

Investment Services – 2.71%
MarketAxess Holdings, Inc.	128	48,823

Medical Equipment – 9.06%
ABIOMED, Inc. (a)	163	50,651
Masimo Corporation	150	23,617
Repligen Corporation (a)	293	57,633
STAAR Surgical Company (a)	392	31,093
		162,994

Medical Supplies – 3.17%
Bio-Techne Corporation	136	57,040

Metal Fabricating – 3.04%
RBC Bearings, Inc. (a)	282	54,666

Nondurable Household Products – 3.37%
Church & Dwight Company, Inc.	620	60,667

Professional Business Support Services – 8.49%
ExlService Holdings, Inc. (a)	617	74,527
Fair Isaac Corporation (a)	166	78,218
		152,745

Real Estate Services – 3.00%
CoStar Group, Inc. (a)	884	53,933

Recreational Products – 7.64%
Fox Factory Holding Corporation (a)	336	39,655
Pool Corporation	213	97,677
		137,332

The accompanying notes are an integral part of these financial statements.

GENEVA SMID CAP GROWTH FUND

Schedule of Investments (Unaudited) – Continued
February 28, 2022

	Shares	Value
Semiconductors – 4.82%
Monolithic Power Systems, Inc.	189	$86,694

Software – 7.19%
Alarm.com Holdings, Inc. (a)	790	52,006
Blackline, Inc. (a)	477	35,923
Paycom Software, Inc. (a)	122	41,384
		129,313

Speciality Chemicals – 2.39%
Balchem Corporation	311	43,024

Transaction Processing Services – 2.22%
I3 Verticals, Inc., Class A (a)	1,509	39,838

Total Common Stocks
(Cost $2,008,802)		1,787,035

SHORT-TERM INVESTMENTS – 25.82%

Money Market Fund – 25.82%
First American Government Obligations Fund, Class X, 0.03% (b)	464,247	464,247
Total Short-Term Investments
(Cost $464,247)		464,247

Total Investments
(Cost $2,473,049) – 125.19%		2,251,282
Other Liabilities In Excess of Assets – (25.19)%		(452,974)
Total Net Assets – 100.00%		$1,798,308

(a)	Non-income producing security.
(b)	The rate quoted is the annualized seven-day effective yield as of February 28, 2022.

The accompanying notes are an integral part of these financial statements.

GENEVA SMID CAP GROWTH FUND

Statement of Assets and Liabilities (Unaudited)
February 28, 2022

ASSETS:
Investments, at value (Cost $2,473,049)	$2,251,282
Receivable for Fund shares sold	100,000
Receivable from Adviser	15,601
Dividends and interest receivable	170
Prepaid expenses and other receivables	8,187
Total assets	2,375,240

LIABILITIES:
Payable for investments purchased	491,488
Payable for fund administration and fund accounting fees	49,487
Payable for audit fees	8,808
Payable for transfer agent fees and expenses	12,296
Payable for compliance fees	7,350
Payable for custodian fees	1,260
Payable for trustees’ fees	2,689
Accrued expenses and other liabilities	3,554
Total liabilities	576,932

NET ASSETS	$1,798,308

NET ASSETS CONSIST OF:
Paid-in capital	$2,038,263
Total accumulated loss	(239,955)
Total net assets	$1,798,308

Institutional Class
Shares
Net assets	$1,798,308
Shares issued and outstanding(1)	216,602
Net asset value, offering and redemption price per share	$8.30

(1)	Unlimited shares authorized without par value.

The accompanying notes are an integral part of these financial statements.

GENEVA SMID CAP GROWTH FUND

Statement of Operations (Unaudited)
For the Period Ended February 28, 2022(1)

INVESTMENT INCOME:
Dividend income	$2,230
Interest	8
Total investment income	2,238

EXPENSES:
Fund administration and accounting fees (See Note 3)	49,487
Transfer agent fees (See Note 3)	12,296
Legal fees	9,366
Audit fees	8,809
Compliance fees (See Note 3)	7,350
Trustees’ fees (See Note 3)	6,439
Investment advisory fees (See Note 3)	5,228
Reports to shareholders	2,798
Custodian fees (See Note 3)	2,483
Federal and state registration fees	1,722
Other	2,759
Total expenses before reimbursement	108,737
Less: Expense reimbursement by Adviser (See note 3)	(103,182)
Net expenses	5,555
NET INVESTMENT LOSS	(3,317)

REALIZED AND CHANGE IN UNREALIZED LOSS ON INVESTMENTS:
Net realized loss on investments	(14,871)
Net change in unrealized depreciation on investments	(221,767)
Net realized and change in unrealized loss on investments	(236,638)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(239,955)

(1)	Inception date of the Fund was September 3, 2021.

The accompanying notes are an integral part of these financial statements.

GENEVA SMID CAP GROWTH FUND

Statements of Changes in Net Assets

For the
Period Ended
February 28, 2022(1)
(Unaudited)
OPERATIONS:
Net investment loss	$(3,317)
Net realized loss on investments	(14,871)
Change in unrealized depreciation on investments	(221,767)
Net decrease in net assets resulting from operations	(239,955)

CAPITAL SHARE TRANSACTIONS:
Net increase in net assets resulting from capital share transactions(2)	2,038,263

NET INCREASE IN NET ASSETS	1,798,308

NET ASSETS:
Beginning of period	—
End of period	$1,798,308

(1)	Inception date of the Fund was September 3, 2021.
(2)	A summary of capital shares is as follows:

	For the Period Ended
	February 28, 2022(1)
	(Unaudited)
SHARE TRANSACTIONS:
Institutional Class	Shares	Amount
Issued	216,611	$2,038,353
Redeemed	(9)	(90)
Net increase in shares outstanding	216,602	$2,038,263

The accompanying notes are an integral part of these financial statements.

GENEVA SMID CAP GROWTH FUND

Financial Highlights

For the
Period Ended
February 28, 2022(1)
Institutional Class

PER SHARE DATA:
Net asset value, beginning of period	$10.00

INVESTMENT OPERATIONS:
Net investment loss(2)	(0.02)
Net realized and unrealized loss on investments	(1.68)
Total from investment operations	(1.70)
Net asset value, end of period	$8.30

TOTAL RETURN(3)	-17.10%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$1,798
Ratio of gross expenses to average net assets:
Before expense reimbursement(4)	16.64%
After expense reimbursement(4)	0.85%
Ratio of net investment loss to average net assets	(0.51)%
Portfolio turnover rate(3)(5)	7%

(1)	Inception date of the Fund was September 3, 2021.
(2)	Calculated based on average shares outstanding during the period.
(3)	Not annualized for periods less than one year.
(4)	Annualized for periods less than one year.
(5)
The portfolio turnover disclosed is for the Fund as a whole.  The numerator for the portfolio turnover rate includes the lesser of purchases or sales (excluding short-term investments). The denominator includes the average fair value of long positions throughout the period.

The accompanying notes are an integral part of these financial statements.

GENEVA SMID CAP GROWTH FUND

Notes to the Financial Statements (Unaudited)
February 28, 2022

1.  ORGANIZATION

Series Portfolios Trust (the “Trust”) is a Delaware statutory trust organized on July 27, 2015 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Geneva SMID Cap Growth Fund (the “Fund”) is a diversified series with its own investment objectives and policies within the Trust. The Fund’s investment adviser is Geneva Capital Management LLC (the “Adviser”), pursuant to the Investment Advisory Agreement (the “Advisory Agreement”).

The Fund’s investment objective is to seek long-term capital appreciation.

The Fund commenced operations on September 3, 2021. Organizational costs consist of costs incurred to establish the Fund and enable it to legally do business. These expenses were borne by the Adviser and are not subject to reimbursement by the Fund. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (the “Codification”) Topic 946 Financial Services – Investment Companies. The Fund does not hold itself out as related to any other series of the Trust for purposes of investment and investor services, nor does it share the same investment adviser with any other series of the Trust.

The Fund offers two shares classes, Investor Class and Institutional Class, for which there is no front-end sales load. Investor Class shares are subject to an annual Rule 12b-1 distribution fee of 0.25% and a shareholder servicing fee of 0.15% . Institutional Class shares are not subject to a Rule 12b-1 distribution fee or a shareholder servicing fee. As of February 28, 2022, Investor Class shares are not available for purchase.

The Fund may issue an unlimited number of shares of beneficial interest, with no par value.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

A. Investment Valuation – The following is a summary of the Fund’s pricing procedures. It is intended to be a general discussion and may not necessarily reflect all the pricing procedures followed by the Fund. Equity securities, including common stocks, preferred stocks, and real estate investment trusts (“REITS”) that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market® and the Nasdaq Capital Market® exchanges (collectively “Nasdaq”), are valued at the last reported sale price on that exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter (“OTC”) market. If a non- exchanged traded equity security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Fixed income securities, including short-term debt instruments having a maturity less than 60 days, are valued at the evaluated mean price supplied by an approved independent third-party pricing service (“Pricing Service”). These securities are categorized in Level 2 of the fair value hierarchy.In the case of foreign securities, the occurrence of

GENEVA SMID CAP GROWTH FUND

Notes to the Financial Statements (Unaudited) – Continued
February 28, 2022

events after the close of foreign markets, but prior to the time the Fund’s net asset value (“NAV”) is calculated will result in an adjustment to the trading prices of foreign securities when foreign markets open on the following business day. The Fund will value foreign securities at fair value, taking into account such events in calculating the NAV. In such cases, use of fair valuation can reduce an investor’s ability to seek profit by estimating the Fund’s NAV in advance of the time the NAV is calculated. These securities are categorized in Level 2 of the fair value hierarchy.

Exchange traded funds and closed-end funds are valued at the last reported sale price on the exchange on which the security is principally traded. If, on a particular day, an exchange traded fund does not trade, then the mean between the most recent quoted bid and asked prices will be used. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (including money market funds), other than exchange traded funds, are valued at their reported NAV per share. To the extent these securities are valued at their NAV per share, they are categorized in Level 1 of the fair value hierarchy.

Securities for which market quotations are not readily available, or if the closing price does not represent fair value, are valued following procedures approved by the Board of Trustees (the “Board”). These procedures consider many factors, including the type of security, size of holding, trading volume and news events. There can be no assurance that the Fund could obtain the fair value assigned to a security if they were to sell the security at approximately the time at which the Fund determines their net asset values per share. The Board has established a Valuation Committee to administer, implement, and oversee the fair valuation process, and to make fair value decisions when necessary. The Board regularly reviews reports that describe any fair value determinations and methods.

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the year and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

GENEVA SMID CAP GROWTH FUND

Notes to the Financial Statements (Unaudited) – Continued
February 28, 2022

The following table is a summary of the inputs used to value the Fund’s securities by level within the fair value hierarchy as of February 28, 2022:

Investments at Fair Value	Level 1	Level 2	Level 3	Total
Assets
Common Stocks(1)	$1,787,035	$—	$—	$1,787,035
Short-Term Investments	464,247	—	—	464,247
	$2,251,282	$—	$—	$2,251,282

(1)	Please refer to the Schedule of Investments to view Common Stocks segregated by industry type.

During the period ended February 28, 2022, the Fund did not hold any Level 3 securities, nor were there any transfers into or out of Level 3.

B. Foreign Securities and Currency Translation – Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not isolate the portion of the results of operations from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal year-end, resulting from changes in exchange rates.

Investments in foreign securities entail certain risks. There may be a possibility of nationalization or expropriation of assets, confiscatory taxation, political or financial instability, and diplomatic developments that could affect the value of the Fund’s investments in certain foreign countries. Since foreign securities normally are denominated and traded in foreign currencies, the value of the Fund’s assets may be affected favorably or unfavorably by currency exchange rates, currency exchange control regulations, foreign withholding taxes, and restrictions or prohibitions on the repatriation of foreign currencies. There may be less information publicly available about a foreign issuer than about a U.S. issuer, and foreign issuers are not generally subject to accounting, auditing, and financial reporting standards and practices comparable to those in the United States. The securities of some foreign issuers are less liquid and at times more volatile than securities of comparable U.S. issuers.

C. Cash and Cash Equivalents – The Fund considers highly liquid short-term fixed income investments purchased with an original maturity of less than three months to be cash equivalents. Cash equivalents are included in short-term investments on the Schedule of Investments as well as in investments on the Statement of Assets and Liabilities.

D. Guarantees and Indemnifications – In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.

GENEVA SMID CAP GROWTH FUND

Notes to the Financial Statements (Unaudited) – Continued
February 28, 2022

E. Security Transactions, Income and Expenses – The Fund follows industry practice and records security transactions on the trade date. Realized gains and losses on sales of securities are calculated on the basis of identified cost. Dividend income is recorded on the ex-dividend date and interest income and expense is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and regulations. Discounts and premiums on securities purchased are amortized over the expected life of the respective securities. Interest income is accounted for on the accrual basis and includes amortization of premiums and accretion of discounts using the effective interest method.

F. Allocation of Income, Expenses and Gains/Losses – Income, expenses (other than those deemed attributable to a specific share class), and gains and losses of the Fund are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of the net assets of the Fund. Expenses deemed directly attributable to a class of shares are recorded by the specific class. Most Fund expenses are allocated by class based on relative net assets. 12b-1 fees are expensed up to 0.25% of average daily net assets of Investor Class shares (See Note 5). Shareholder servicing fees are expensed at an annual rate of up to 0.15% of average daily net assets of Investor Class shares (See Note 5). Trust Expenses associated with a specific fund in the Trust are charged to that fund. Common Trust expenses are typically allocated evenly between the funds of the Trust, or by other equitable means.

G. Share Valuation – The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on days which the New York Stock Exchange (“NYSE”) is closed for trading.

H. Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

I. Statement of Cash Flows – Pursuant to the Cash Flows Topic of the Codification, the Fund qualifies for an exemption from the requirement to provide a statement of cash flows and has elected not to provide a statement of cash flows.

3.  RELATED PARTY TRANSACTIONS

The Trust has an agreement with the Adviser to furnish investment advisory services to the Fund. Pursuant to an Investment Advisory Agreement between the Trust and the Adviser, the Adviser is entitled to receive, on a monthly basis, an annual advisory fee equal to 0.80% of the Fund’s average daily net assets.

The Adviser has contractually agreed to reduce its management fees and/or absorb expenses of the Fund to ensure that total annual operating expenses after fee waiver and/or expense reimbursement (excluding Rule 12b-1 fees and shareholder servicing fees – Investor Class (see Note 5), acquired fund fees and expenses, redemption fees, dividends and interest on short positions, taxes, leverage interest, brokerage fees (including commissions, mark-ups and mark- downs), other transactional expenses, annual account fees for margin accounts, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) do not exceed 0.85% of the Fund’s average daily net asset value. The Adviser may request recoupment of previously waived fees and reimbursed Fund expenses from the Fund for three years from the date they were waived or reimbursed, provided that, after payment of the recoupment, the Total Annual Fund Operating Expenses do not exceed the lesser of the Expense Cap: (i) in effect at the time of the waiver or reimbursement; or (ii) in effect at the time of recoupment. Fees voluntarily waived are not

GENEVA SMID CAP GROWTH FUND

Notes to the Financial Statements (Unaudited) – Continued
February 28, 2022

subject to recoupment and will be absorbed by the Adviser. The Operating Expense Limitation Agreement is intended to be continual in nature and cannot be terminated within one year after the effective date of the Fund’s prospectus and subject thereafter to termination at any time upon 60 days written notice and approval by the Board or the Adviser. Waived fees and reimbursed expenses subject to potential recovery by year of expiration are as follows:

Expiration	Amount
September 2021 – February 2024	$103,182

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or the “Administrator”) acts as the Fund’s Administrator, transfer agent, and fund accountant. U.S. Bank N.A. (the “Custodian”) serves as the custodian to the Fund. The Custodian is an affiliate of the Administrator. The Administrator performs various administrative and accounting services for the Fund. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Fund’s custodian; coordinates the payment of the Fund’s expenses and reviews the Fund’s expense accruals. The officers of the Trust, including the Chief Compliance Officer, are employees of the Administrator. A trustee of the Trust is an officer of the Administrator. As compensation for its services, the Administrator is entitled to a monthly fee at an annual rate based upon the average daily net assets of the Fund, subject to annual minimums. Fees paid by the Fund for administration and accounting, transfer agency, custody and compliance services for the period ended February 28, 2022, are disclosed in the Statement of Operations.

Quasar Distributors, LLC, is the Fund’s distributor (the “Distributor”). The Distributor is not affiliated with the Adviser, Fund Services, or its affiliated companies.

4.  TAX FOOTNOTE

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and distributes substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to the Fund. Therefore, no federal income or excise tax provision is required. As of and during the period ended February 28, 2022, the Fund did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority and did not have liabilities for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations. The Fund is subject to examination by taxing authorities for the tax period since the commencement of operations.

Distributions to Shareholders – The Fund distributes substantially all net investment income, if any, and net realized capital gains, if any, annually. Distributions to shareholders are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, GAAP requires that they be reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Fund.

There were no distributions made by the Fund during the period ended February 28, 2022.

GENEVA SMID CAP GROWTH FUND

Notes to the Financial Statements (Unaudited) – Continued
February 28, 2022

5.  DISTRIBUTION FEES

The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 (the “Plan”) for the Investor Class. The Plan permits the Fund to pay for distribution and related expenses at an annual rate up to 0.25% average daily net assets of the Investor Class. Amounts paid under the Plan are paid to the Distributor to compensate it for costs of the services it provides to Investor Class shares of the Fund and the expenses it bears in the distribution of the Fund’s Investor Class shares, including overhead and telephone expenses; printing and distribution of prospectuses and reports used in connection with the offering of the Fund’s Investor class shares to prospective investors; and preparation, printing, payments to intermediaries and distribution of sales literature and advertising materials.

Under the Plan, the Trustees will be furnished quarterly with information detailing the amount of expenses paid under the Plan and the purposes for which payments were made. The Plan may be terminated at any time by vote of a majority of the Trustees of the Trust who are not interested persons. Continuation of the Plan is considered by the Board no less frequently than annually. With the exception of the Distributor and the Adviser, in their capacities as the Fund’s principal underwriter and distribution coordinator, respectively, no interested person has or had a direct or indirect financial interest in the Plan or any related agreement. As of February 28, 2022, Investor Class shares were not available for purchase.

In addition, pursuant to a Shareholder Service Plan (the “Shareholder Servicing Plan”) adopted by the Trust on behalf of the Fund, the Advisor is authorized to engage financial institutions, securities dealers and other industry professionals (“Shareholder Servicing Agent”) to provide personal shareholder services relating to the servicing and maintenance of shareholder accounts not otherwise provided to the Fund. Payments made pursuant to the Shareholder Servicing Plan shall not exceed 0.15% of the average daily net asset value of the Investor Class of the Fund’s shares. As of February 28, 2022, Investor Class shares were not available for purchase.

Payments made under the Shareholder Servicing Plan shall be used to compensate Shareholder Servicing Agents for providing general shareholder liaison services, including, but not limited to: (i) answering inquiries from shareholders regarding account status and history, the manner in which purchases and redemptions of the Fund shares may be effected, and other matters pertaining to the Fund; (ii) assisting shareholders in designating and changing dividend options, account designations and addresses; (iii) arranging for wiring of funds and transmitting and receiving funds in connection with orders to purchase or redeem Fund shares; (iv) verifying and guaranteeing shareholder signatures in connection with orders to purchase or redeem Fund shares; (v) providing such other similar services related to the maintenance of shareholder accounts; and (vi) providing necessary personnel and facilities to conduct the activities described above.

Distribution and shareholder servicing fees are not subject to the Operating Expense Limitation Agreement (see Note 3) to reduce management fees and/or absorb Fund expenses by the Adviser. Distribution and shareholder servicing fees will increase the expenses beyond the Operating Expense Limitation Agreement rate of 0.85% for the Investor Class shares.

GENEVA SMID CAP GROWTH FUND

Notes to the Financial Statements (Unaudited) – Continued
February 28, 2022

6.  INVESTMENT TRANSACTIONS

The aggregate purchases and sales, excluding short-term investments, by the Fund for the period ended February 28, 2022, were as follows:

	Purchases	Sales
U.S. Government	$—	$—
Other	2,107,571	83,901

7.  BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of February 28, 2022, affiliates of the Adviser, owned more than 25% of the outstanding shares of the Fund.

8.  RECENT MARKET EVENTS RISK

U.S. and international markets have experienced significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including the impact of COVID-19 as a global pandemic, which has resulted in a public health crisis, disruptions to business operations and supply chains, stress on the global healthcare system, growth concerns in the U.S. and overseas, staffing shortages and the inability to meet consumer demand, and widespread concern and uncertainty. The global recovery from COVID-19 is proceeding at slower than expected rates due to the emergence of variant strains and may last for an extended period of time. Continuing uncertainties regarding interest rates, rising inflation, political events, rising government debt in the U.S. and trade tensions also contribute to market volatility. As a result of continuing political tensions and armed conflicts, including the war between Ukraine and Russia, the U.S. and the European Union imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. The war has contributed to recent market volatility and may continue to do so.

9.  SUBSEQUENT EVENTS

Management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued and has determined that no additional items require recognition or disclosure.

GENEVA SMID CAP GROWTH FUND

Board Consideration of Investment Advisory Agreement (Unaudited)
February 28, 2022

Under Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Series Portfolios Trust (the “Trust”), including a majority of the Trustees who have no direct or indirect interest in the investment advisory agreement and who are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), must approve the investment advisory agreement for any new fund of the Trust.

In this regard, at a meeting held on July 22, 2021 (the “Meeting”), the Board, including the Independent Trustees, considered and unanimously approved an advisory agreement (the “Advisory Agreement”) between the Trust, on behalf of its series, the Geneva SMID Cap Growth Fund (the “Fund”) and Geneva Capital Management LLC (“Geneva”), for an initial two-year term. At the Meeting, the Board considered the factors and reached the conclusions described below in selecting Geneva to serve as the Fund’s investment adviser and approving the Advisory Agreement.

In advance of the Meeting, Geneva provided information to the Board in response to requests submitted to it by the Trust’s administrator, on behalf of the Trustees, to facilitate the Board’s evaluation of the terms of the Advisory Agreement. The information furnished by Geneva included materials describing, among other things: (i) the nature, extent, and quality of the services to be provided to the Fund by Geneva; (ii) the investment performance of the strategy to be used in managing the Fund; (iii) the Fund’s overall fees and operating expenses, including the absence of management fees to be payable by the Fund to Geneva, compared with those of a peer group of mutual funds; and (iv) potential “fall-out” benefits Geneva may receive based on its relationship with the Fund.

In considering and approving the Advisory Agreement, the Board considered the information it believed relevant, including, but not limited to, the information discussed below. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.

The Independent Trustees were assisted in their evaluation of the Advisory Agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from Geneva, the Interested Trustee, and management. The following summarizes a number of relevant, but not necessarily all, factors considered by the Board in reaching its determination.

NATURE, EXTENT AND QUALITY OF SERVICES

The Board received and considered various information regarding the nature, extent and quality of services to be provided to the Fund by Geneva under the Advisory Agreement. This information included, among other things, the qualifications, background, tenure and responsibilities of the portfolio managers who will be primarily responsible for the day-to-day portfolio management of the Fund. It also included information about Geneva’s plans with respect to the Fund’s investment process and portfolio strategy, the approach to security selection and the overall positioning of the Fund’s portfolio. In particular, the Board considered the Fund’s strategy of investing in companies that have strong management teams and growth potential, and the Fund’s employment of both quantitative and qualitative factors in its investment selection process. The Board also received and reviewed information about Geneva’s history and organizational structure and about the Fund’s portfolio managers, Mr. Jose Munoz and Mr. Scott Priebe, noting each portfolio manager’s background and experience. The Board also noted it met with representatives from Geneva, including Mr. Munoz and Mr. Priebe, via Webex during the Meeting.

GENEVA SMID CAP GROWTH FUND

Board Consideration of Investment Advisory Agreement (Unaudited) – Continued
February 28, 2022

The Board evaluated the ability of Geneva, based on attributes such as its financial condition, resources and reputation, to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. The Board further considered the compliance program and compliance record of Geneva.

INVESTMENT PERFORMANCE

The Board reviewed Geneva’s process for identifying and selecting investments for inclusion in the Fund’s portfolio. The Board also received historical performance information for Geneva’s SMID Cap Growth Strategy, which Geneva represented to be substantially similar to the investment strategy to be used by Geneva in managing the Fund. The Board acknowledged that the Fund is newly formed and had no actual investment performance record. The Board then noted that it would have the opportunity to review the Fund’s actual performance on an on-going basis after its launch and in connection with future reviews of the Advisory Agreement.

FUND EXPENSES AND INVESTMENT MANAGEMENT FEE RATE

The Board received and considered information regarding the Fund’s anticipated net operating expense ratios and their various expense components, including contractual and/or estimated advisory fees, administrative fees, custodian and other non-advisory fees, and fee waiver and expense reimbursement arrangements. The Board noted the Investor Class shares of the Fund would be offered at net asset value and would be subject to a 0.25% Rule 12b-1 distribution fee and a 0.15% shareholder servicing fee. The Board also considered the Fund’s anticipated net expense ratio in comparison to the average and median ratios of funds in an expense group (the “Expense Group”) that was derived from information provided by Morningstar, Inc., based on screening criteria applied by the Trust’s administrator in consultation with Geneva. The Board received a description of the methodology and screening criteria used by the Trust’s administrator to select the mutual funds and share classes in the Expense Group. The Board noted it would be able to reevaluate fees in the future in the context of future contract renewals.

The Board reviewed and considered the contractual investment management fee rate that would be payable by the Fund to Geneva for investment advisory services (the “Management Fee Rate”). Among other information reviewed by the Board was a comparison of the Management Fee Rate of the Fund with those of other funds in the Expense Group. The Board noted the Management Fee Rate of the Fund was between the third and fourth quartiles of the Expense Group, and above the Expense Group’s average and median rates. The Board further considered that Geneva had agreed to contractually waive its management fees and/or reimburse fund expenses to ensure total annual operating expenses of the Fund do not exceed 0.85% for at least an initial three-year term. The Board noted the net expense ratio of the Fund, excluding Rule 12b-1 fees and after applying the contractual limit, was at the bottom of the second quartile of the Expense Group, and below the Expense Group’s average and median rates.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the Management Fee Rate was reasonable in light of the services to be covered by the Advisory Agreement.

PROFITABILITY

The Board acknowledged that there is no actual information about Geneva’s profitability earned from the Fund but considered information about Geneva’s projected profitability based on a set of assumptions. The Board noted that it would have an opportunity to review information about actual profitability earned from the Fund in the context of future contract renewals.

GENEVA SMID CAP GROWTH FUND

Board Consideration of Investment Advisory Agreement (Unaudited) – Continued
February 28, 2022

ECONOMIES OF SCALE

With respect to possible economies of scale, the Board considered that the Fund had not yet commenced operations and that Geneva did not present the Board with information regarding the extent to which economies of scale were expected to be realized as the assets of the Fund grow. The Board acknowledged that the proposed fee waiver and expense reimbursement arrangements are a means of sharing potential economies of scale with the Fund. The Board noted that it would have an opportunity to consider economies of scale in the context of future contract renewals.

OTHER BENEFITS TO GENEVA

The Board received and considered information regarding potential “fall-out” or ancillary benefits to Geneva, as a result of its relationship with the Fund. Ancillary benefits could include, among others, benefits attributable to research credits generated by Fund portfolio transactions. The Board also considered that Geneva did not manage any other accounts.

CONCLUSION

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously approved the Fund entering into the Advisory Agreement for an initial two-year term.

GENEVA SMID CAP GROWTH FUND

Additional Information (Unaudited)
February 28, 2022

AVAILABILITY OF FUND PORTFOLIO INFORMATION

The Fund files complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Part F of Form N-PORT, which is available on the SEC’s website at www.sec.gov. The Fund’s Part F of Form N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. For information on the Public Reference Room call 1-800-SEC-0330. In addition, the Fund’s Part F of Form N-PORT is available without charge upon request by calling 1-855-213-2973.

AVAILABILITY OF PROXY VOTING INFORMATION

A description of the Fund’s Proxy Voting Policies and Procedures is available without charge, upon request, by calling 1-855-213-2973. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent period ended June 30, is available (1) without charge, upon request, by calling 1-855-213-2973, or (2) on the SEC’s website at www.sec.gov.

GENEVA SMID CAP GROWTH FUND

Privacy Notice (Unaudited)

The Fund collects non-public information about you from the following sources:

•	Information we receive about you on applications or other forms;
•	Information you give us orally; and/or
•	Information about your transactions with us or others

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law. We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Fund. We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities. We maintain physical, electronic and procedural safeguards to guard your personal information and require third parties to treat your personal information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with unaffiliated third parties.

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INVESTMENT ADVISER
Geneva Capital Management LLC
411 East Wisconsin Avenue, Suite 2320
Milwaukee, WI 53202

DISTRIBUTOR
Quasar Distributors, LLC
111 East Kilbourn Avenue, Suite 2200
Milwaukee, WI 53202

CUSTODIAN
U.S. Bank N.A.
1555 North Rivercenter Drive, Suite 302
Milwaukee, WI 53212

ADMINISTRATOR, FUND ACCOUNTANT
AND TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, WI 53202

LEGAL COUNSEL
Goodwin Procter LLP
1900 N Street, NW
Washington, DC 20036

This report should be accompanied or preceded by a prospectus.

The Fund’s Statement of Additional Information contains additional information about the
Fund’s trustees and is available without charge upon request by calling 1-855-213-2973.

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for Semi-Annual Reports.

Item 3. Audit Committee Financial Expert.

Not applicable for Semi-Annual Reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for Semi-Annual Reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for Semi-Annual Reports.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s [President/Principal Executive Officer] and [Treasurer/Principal Financial Officer] have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Series Portfolios Trust

By (Signature and Title)   /s/ Ryan Roell

 Ryan Roell, President

Date   5/9/2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)   /s/ Ryan Roell

 Ryan Roell, President

Date   5/9/2022

By (Signature and Title)   /s/ Cullen Small
 Cullen Small, Principal Financial Officer

Date   5/9/2022